S000016669 [Member] Annual Fund Operating Expenses - ClearBridge Large Cap Value Fund	Oct. 31, 2025
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.52%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.79%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.54%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.49%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.21%
Class IS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.44%

[1]
The management fee consists of (i) a base fee calculated at a rate that decreases as assets increase and (ii) a possible or negative performance adjustment of up to 0.025% per quarter based upon the fund’s performance relative to the S&P 500 Index. The management fee shown in the table represents the fee rate paid by the fund for the fiscal year ended October 31, 2025, which was comprised of a base fee of 0.50% and a performance adjustment of (0.10)%.